Founder Preferred Shares Dividend Reserve - Narrative (Details)				12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jan. 12, 2016	Dec. 31, 2015 $ / shares
Disclosure of classes of share capital [line items]
Preferred stock, conversion terms, weighted average share price (in dollars per share) | $ / shares								$ 11.50
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares	$ 25.2127				$ 25.2127	$ 21.7289
Preferred share dividend equivalent							140,220,619
Percentage increase in dividend price		20.00%	20.00%	20.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares excluded | shares				13,700,000
Founder entities | Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares) | shares					3,875,036	6,421,074